Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Schedule of Breakdown by Nature of Income from Discontinued Operations Net of Taxes (Detail) - CLP ($)
$ in Thousands
	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
Revenues		$ 1,599,032,140	$ 1,639,959,815	$ 1,539,977,511
Other operating income		35,904,948	19,767,514	3,832,806
Revenues and Other Operating Income from continuing operations		1,634,937,088	1,659,727,329	1,543,810,317
Raw materials and consumables used		(903,978,006)	(895,060,114)	(880,891,223)
Contribution Margin from continuing operations		730,959,082	764,667,215	662,919,094
Other work performed by the entity and capitalized		7,226,484	9,758,304	15,250,810
Employee benefits expense		(54,222,470)	(60,350,072)	(70,969,357)
Depreciation and amortization expense		(117,337,553)	(132,600,381)	(124,835,559)
Other expenses		(102,821,020)	(119,303,215)	(90,339,822)
Operating Income from continuing operations		463,860,017	431,386,320	401,818,818
Other gains, net		113,088,869	121,490,974	4,015,401
Financial income		5,273,672	6,150,751	234,821
Financial costs		(50,851,829)	(55,701,778)	(64,206,719)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		(2,696,904)	7,878,201	8,905,045
Foreign currency exchange differences		8,822,301	13,266,320	(53,880,472)
Income from continuing operations before income taxes		537,641,734	525,076,863	300,487,081
NET PROFIT for the year from discontinued operations			79,572,445	411,189,551
Income from discontinued operations Attributable to
Shareholders of the parent company		418,453,814	472,558,428	392,868,115
Non-controlling interests		7,088,401	48,873,945	242,152,698
Components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss, before income taxes
Losses from defined benefit plans, net		251,976	(1,757,402)	(216,648)
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before income taxes
Gains (losses) from available-for-sale financial assets, net		8	18	(441,585)
Net losses from cash flow hedges and reclassification adjustments on cash flow hedges, net of tax		73,333,487	66,502,675	(151,642,828)
Share of other comprehensive income from investments accounted for using the equity method			(11,904,709)	(2,475,299)
Other comprehensive loss that will be reclassified subsequently to profit or loss		93,618,726	(64,474,481)	(382,819,740)
Comprehensive income (loss) attributable to
Shareholders of the parent company		486,205,094	450,858,649	132,746,446
Non-controlling interests		7,000,638	(16,108,475)	154,695,682
TOTAL COMPREHENSIVE INCOME		$ 493,205,732	$ 434,750,174	287,442,128
Discontinued Operations [Member]
Disclosure Of Discontinued Operations [Line Items]
Revenues	$ 229,074,809			1,238,466,148
Other operating income	6,648,363			64,649,040
Revenues and Other Operating Income from continuing operations	235,723,172			1,303,115,188
Raw materials and consumables used	(95,953,531)			(481,747,189)
Contribution Margin from continuing operations	139,769,641			821,367,999
Other work performed by the entity and capitalized	1,187,538			11,937,667
Employee benefits expense	(11,608,563)			(85,228,546)
Depreciation and amortization expense				(108,405,664)
Impairment losses	(906,638)			(4,813,372)
Other expenses	(16,295,714)			(73,277,014)
Operating Income from continuing operations	112,146,264			561,581,070
Other gains, net	41,806			(508,842)
Financial income	2,779,987			59,300,320
Financial costs	(21,056,624)			(87,794,374)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	6,375,719			38,679,661
Foreign currency exchange differences	25,485,086			96,180,972
Income from continuing operations before income taxes	125,772,238			667,438,807
Income tax expense	(46,199,793)			(256,249,256)
NET PROFIT for the year from discontinued operations	79,572,445			411,189,551
Income from discontinued operations Attributable to
Shareholders of the parent company	39,759,035			180,546,069
Non-controlling interests	39,813,410			230,643,482
Components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss, before income taxes
Losses from defined benefit plans, net				247,120
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before income taxes
Foreign currency translation losses, net	(135,953,119)			(245,784,132)
Gains (losses) from available-for-sale financial assets, net				(441,549)
Net losses from cash flow hedges and reclassification adjustments on cash flow hedges, net of tax	(1,697,346)			(10,204,780)
Share of other comprehensive income from investments accounted for using the equity method	(213,919)			(1,897,437)
Other comprehensive loss that will be reclassified subsequently to profit or loss	(137,864,384)			(258,080,778)
Comprehensive income (loss) attributable to
Shareholders of the parent company	(33,070,495)			9,868,045
Non-controlling interests	(25,221,444)			143,240,728
TOTAL COMPREHENSIVE INCOME	$ (58,291,939)			$ 153,108,773